As filed with the SEC on February 28, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: March 31
Date of reporting period: October 1, 2010 – December 31, 2010

Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of December 31, 2010 is attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS
At December 31, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$917	$1,040
U.S. Treasury Note
1.25%, 10/31/2015		1,435	1,389
1.38%, 05/15/2013		1,000	1,014
2.13%, 12/31/2015		4,500	4,525
3.50%, 05/15/2020		630	645

Total U.S. Government Obligations (cost $8,604)			8,613

U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Freddie Mac, IO
5.00%, 08/01/2035		4,368	835
Total U.S. Government Agency Obligation (cost $1,038)

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	1,500	1,547
Republic of Chile
5.50%, 08/05/2020	CLP	576,000	1,258
United Mexican States
7.00%, 06/19/2014	MXN	12,000	1,004
7.50%, 06/21/2012	MXN	17,500	1,469

Total Foreign Government Obligations (cost $4,873)			5,278

MORTGAGE-BACKED SECURITIES - 10.2%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		$1,050	1,090
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A		1,555	1,642
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		990	1,046
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.08%, 08/26/2035 - 144A *		718	717
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *		770	788
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		859	869
Series 2009-RR3, Class 2A1
5.56%, 05/26/2037 - 144A *		323	331
Series 2009-RR6, Class 2A1
5.32%, 08/26/2035 - 144A *		1,022	972
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		935	970
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.23%, 12/26/2037 - 144A *		494	505
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		395	414
Series 2009-R7, Class 12A1
5.29%, 08/26/2036 - 144A *		454	456
Series 2009-R7, Class 16A1
5.58%, 12/26/2036 - 144A *		210	213
Series 2009-R7, Class 1A1
5.53%, 02/26/2036 - 144A *		743	755
Series 2009-R7, Class 4A1
3.06%, 09/26/2034 - 144A *		723	722
Series 2009-R9, Class 1A1
5.72%, 08/26/2046 - 144A *		692	696
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.64%, 01/27/2047 - 144A *		771	766
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		850	860
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		299	303
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *		239	244

Total Mortgage-Backed Securities (cost $13,605)			14,359

ASSET-BACKED SECURITIES - 3.3%
America West Airlines Pass-Through Trust
Series 2001-1, Class G
8.06%, 07/02/2020		1,007	1,065
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		1,119	1,164
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A		940	1,062
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		1,228	1,418

Total Asset-Backed Securities (cost $4,406)			4,709

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		835	826
State of California
7.95%, 03/01/2036		1,035	1,077

Total Municipal Government Obligations (cost $1,871)			1,903

PREFERRED CORPORATE DEBT SECURITIES - 5.6%
Commercial Banks - 3.0%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž ^		1,250	1,333
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,095	1,415
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž ^		1,440	1,520
Diversified Financial Services - 2.1%
JPMorgan Chase Capital XXV — Series Y
6.80%, 10/01/2037		1,000	1,031
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *		1,930	1,899
Insurance - 0.5%
Reinsurance Group of America, Inc. — Series A
6.75%, 12/15/2065 *		790	731

Total Preferred Corporate Debt Securities (cost $7,174)			7,929

CORPORATE DEBT SECURITIES - 65.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL	1,200	734
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A		$365	374

The notes an integral part of this report.
Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Building Products - 0.4%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	$600	$624
Capital Markets - 0.8%
E*Trade Financial Corp.
7.38%, 09/15/2013	1,100	1,095
Commercial Banks - 7.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212	1,508
BBVA Bancomer SA
7.25%, 04/22/2020 - 144A	800	846
First Tennessee Bank NA
4.63%, 05/15/2013	1,400	1,414
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,600	1,625
5.00%, 01/17/2017	1,000	1,015
Regions Bank
7.50%, 05/15/2018 ^	1,465	1,509
Scotland International Finance
6.50%, 02/15/2011 - 144A	1,310	1,307
Zions Bancorporation
7.75%, 09/23/2014 ^	1,400	1,460
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.
8.75%, 05/01/2014	1,110	1,154
Consumer Finance - 0.5%
Block Financial LLC
5.13%, 10/30/2014 ^	700	692
Containers & Packaging - 1.8%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ^	2,375	2,592
Distributors - 0.5%
Edgen Murray Corp.
12.25%, 01/15/2015 ^	800	696
Diversified Financial Services - 14.3%
Aviation Capital Group
7.13%, 10/15/2020 - 144A	1,500	1,507
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	1,200	1,238
CIT Group, Inc.
7.00%, 05/01/2014 ^	925	934
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,500	1,584
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,357
International Lease Finance Corp.
5.45%, 03/24/2011	775	777
6.50%, 09/01/2014 - 144A	1,375	1,458
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,500	1,346
Marina District Finance Co., Inc.
9.50%, 10/15/2015 - 144A ^	1,145	1,125
9.88%, 08/15/2018 - 144A	35	34
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,136
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	790	797
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700	940
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	540	562
Sensus USA, Inc.
8.63%, 12/15/2013 ^	300	305
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400	1,452
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	680	734
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,528
WCP Wireless Site Funding LLC
6.83%, 11/15/2015 - 144A	1,430	1,371
Diversified Telecommunication Services - 1.1%
Sprint Capital Corp.
8.38%, 03/15/2012	1,300	1,375
West Corp.
7.88%, 01/15/2019 - 144A	180	183
Electric Utilities - 0.9%
Intergen NV
9.00%, 06/30/2017 - 144A	1,225	1,299
Electrical Equipment - 1.1%
Polypore International, Inc.
7.50%, 11/15/2017 - 144A	1,440	1,469
Electronic Equipment & Instruments - 0.9%
Anixter, Inc.
5.95%, 03/01/2015	1,200	1,202
Energy Equipment & Services - 1.4%
Enterprise Products Operating LLC — Series A
8.38%, 08/01/2066 *	600	644
Pride International, Inc.
6.88%, 08/15/2020	610	633
Weatherford International, Ltd.
9.63%, 03/01/2019 ^	545	699
Food & Staples Retailing - 1.6%
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,128
Stater Bros Holdings, Inc.
7.38%, 11/15/2018 - 144A	35	36
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,100	1,062
Food Products - 2.5%
Arcor
7.25%, 11/09/2017 - 144A	715	762
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A ^	721	689
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,230	1,368
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	720	787
Gas Utilities - 1.0%
EQT Corp.
8.13%, 06/01/2019	1,190	1,385
Health Care Providers & Services - 0.8%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,100	1,155
Hotels, Restaurants & Leisure - 2.7%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	625	739
MGM Resorts International
6.75%, 09/01/2012	900	896
8.38%, 02/01/2011 ^	1,075	1,079

The notes an integral part of this report.
Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure - 2.7%
Pokagon Gaming Authority
10.38%, 06/15/2014 - 144A	$1,000	$1,043
Household Durables - 1.0%
Lennar Corp.
12.25%, 06/01/2017	450	542
Sealy Mattress Co.
8.25%, 06/15/2014 ^	875	895
Insurance - 2.8%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,101
Chubb Corp.
6.38%, 03/29/2067 *	729	760
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,493
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	675	623
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110	1,182
Media - 0.6%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	808
Metals & Mining - 1.2%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,567
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	90	92
Multi-Utilities - 1.0%
Black Hills Corp.
5.88%, 07/15/2020 ^	700	727
9.00%, 05/15/2014	640	734
Oil, Gas & Consumable Fuels - 4.9%
Berry Petroleum Co.
10.25%, 06/01/2014	925	1,061
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	185
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	942
OPTI Canada, Inc.
8.25%, 12/15/2014	1,000	713
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,200	1,212
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	685
Petroleum Development Corp.
12.00%, 02/15/2018	400	448
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A ^	1,385	1,606
Paper & Forest Products - 1.9%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	1,292	1,177
Exopack Holding Corp.
11.25%, 02/01/2014	1,375	1,426
Real Estate Investment Trusts - 2.8%
Entertainment Properties Trust
7.75%, 07/15/2020 - 144A	1,285	1,359
Kilroy Realty, LP
6.63%, 06/01/2020	1,050	1,044
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,515	1,545
Specialty Retail - 1.4%
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,199
Sally Holdings LLC
9.25%, 11/15/2014	750	788
Transportation Infrastructure - 0.8%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,100	1,133
Wireless Telecommunication Services - 4.3%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,965	1,888
6.11%, 01/15/2020 - 144A	1,415	1,476
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	1,300	1,302
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,350	1,404

Total Corporate Debt Securities (cost $86,193)		91,580

CONVERTIBLE BOND - 0.6%
Automobiles - 0.6%
Ford Motor Co.
4.25%, 11/15/2016	430	859
Total Convertible Bond (cost $430)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 1.2%
Diversified Financial Services - 1.2%
Vale Capital II 6.75%,	17,000	1,647
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS - 1.3%
Commercial Banks - 0.6%
BB&T Capital Trust VI 9.60% ^	29,500	853
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08%, 144A	852	921

Total Preferred Stocks (cost $1,575)		1,774

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.36% ▲	11,831,070	11,831
Total Securities Lending Collateral (cost $11,831)

	Principal	Value

REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co.
0.01% ▲, dated 12/31/2010, to be repurchased at $5,372 on 01/03/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $5,481.	$5,372	5,372
Total Repurchase Agreement (cost $5,372)

Total Investment Securities (cost $148,252) #		156,689
Other Assets and Liabilities — Net		(15,612)

Net Assets		$141,077

The notes an integral part of this report.
Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)
At December 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 12/31/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. This security had a value of $826, or 0.59%, of the funds net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $11,589.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 12/31/2010.

#	Aggregate cost for federal income tax purposes is $148,252. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,487 and $1,050, respectively. Net unrealized appreciation for tax purposes is $8,437.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 12/31/2010, these securities aggregated $61,754, or 43.77%, of the fund’s net assets.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
IO	Interest Only
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,709	$—	$4,709
Convertible Bond	—	859	—	859
Convertible Preferred Stock	1,647	—	—	1,647
Corporate Debt Securities	—	91,580	—	91,580
Foreign Government Obligations	—	5,278	—	5,278
Mortgage-Backed Securities	—	14,359	—	14,359
Municipal Government Obligations	—	1,903	—	1,903
Preferred Corporate Debt Securities	—	7,929	—	7,929
Preferred Stocks	1,774	—	—	1,774
Repurchase Agreement	—	5,372	—	5,372
Securities Lending Collateral	11,831	—	—	11,831
U.S. Government Agency Obligation	—	835	—	835
U.S. Government Obligations	—	8,613	—	8,613

Total	$15,252	$141,437	$—	$156,689

The notes an integral part of this report.
Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
At December 31, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.
The PIKs at December 31, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).

Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At December 31, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At December 31, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s Valuation Committee under the supervision of the Fund’s Board of Directors.
The hierarchy classification of inputs used to value the Fund’s investments, at December  31, 2010, is disclosed at the end of the Fund’s Schedule of Investments.
There were no significant transfers between Level 1 and Level 2 during the period ended December 31, 2010.

Transamerica Income Shares, Inc.	December 31, 2010 Form NQ

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter Chief Executive Officer
Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	February 25, 2011

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	February 25, 2011